Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 9,292	$ 8,301	$ 11,065	$ 10,643	$ 10,563	$ 9,693
Interest-bearing deposits with financial institutions		54,601	73,085	54,830
Total		$ 63,893	$ 81,386	$ 65,895

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).